PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Insurance	$ 3,482	$ 107
Vendor advances	1,103	473
Accounts receivable	517	0
Other	259	213
Total prepaid expenses and other current assets	$ 5,361	$ 793